May 5, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Services

Re:	Spirit of America Investment Fund, Inc. (the “Company”) File Nos. 333-27925 and 811-08231

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Company’s Prospectus and Statement of Additional Information for the above-referenced Company does not differ from that contained in Post-Effective Amendment No. 22 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2009 (Accession No. 0001193125-09-094271).

Any questions related to this filing should be directed to the undersigned at (412) 768-5563.

Sincerely,

/s/ Aaron Remorenko

Aaron Remorenko

Regulatory Administration

cc:	Joseph Pickard
Tracey Todd
Thomas Westle